Quarterly Holdings Report
for

Fidelity® Select Portfolio®

IT Services Portfolio

May 31, 2019

BSO-QTLY-0719
1.802158.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Electronic Equipment & Components - 0.4%
Technology Distributors - 0.4%
SYNNEX Corp.	154,535	$13,399,730
Internet & Direct Marketing Retail - 0.3%
Internet & Direct Marketing Retail - 0.3%
MercadoLibre, Inc. (a)	15,200	8,671,904
IT Services - 87.8%
Data Processing & Outsourced Services - 60.4%
Adyen BV (b)	2,500	2,013,104
Alliance Data Systems Corp.	291,148	40,032,850
Amadeus IT Holding SA Class A	800	61,095
Automatic Data Processing, Inc.	498,500	79,819,820
CoreLogic, Inc. (a)	2,700	105,813
Fidelity National Information Services, Inc.	494,600	59,500,380
First Data Corp. Class A (a)	3,629,430	92,260,111
Fiserv, Inc. (a)	669,900	57,517,614
FleetCor Technologies, Inc. (a)	307,400	79,373,754
Genpact Ltd.	1,805,180	65,257,257
Global Payments, Inc.	443,603	68,332,606
Jack Henry & Associates, Inc.	1,600	209,952
MasterCard, Inc. Class A	1,731,200	435,379,488
Paychex, Inc.	3,700	317,423
PayPal Holdings, Inc. (a)	1,913,300	209,984,675
Square, Inc. (a)	302,600	18,746,070
The Western Union Co.	4,800	93,120
Ttec Holdings, Inc.	2,000	79,360
Visa, Inc. Class A	3,699,748	596,880,343
WEX, Inc. (a)	700	132,258
WNS Holdings Ltd. sponsored ADR (a)	1,046,192	57,896,265
Worldpay, Inc. (a)	1,171,400	142,489,096
		2,006,482,454
Internet Services & Infrastructure - 4.8%
Akamai Technologies, Inc. (a)	112,500	8,478,000
GoDaddy, Inc. (a)	1,099,527	81,804,809
VeriSign, Inc. (a)	89,100	17,372,718
Wix.com Ltd. (a)	380,917	52,315,141
		159,970,668
IT Consulting & Other Services - 22.6%
Accenture PLC Class A	861,980	153,492,779
Amdocs Ltd.	388,000	23,054,960
Booz Allen Hamilton Holding Corp. Class A	833,100	52,626,927
Capgemini SA (c)	364,300	40,738,472
Cognizant Technology Solutions Corp. Class A	2,233,532	138,322,637
DXC Technology Co.	538,000	25,576,520
Endava PLC ADR (a)	462,558	17,318,172
EPAM Systems, Inc. (a)	505,900	87,313,281
IBM Corp.	784,550	99,630,005
Leidos Holdings, Inc.	676,425	50,955,095
Liveramp Holdings, Inc. (a)	6,100	313,418
Netcompany Group A/S (b)	47,700	1,846,719
Perspecta, Inc.	14,868	322,784
Science Applications International Corp.	800	61,392
Virtusa Corp. (a)	1,357,970	57,577,928
		749,151,089

TOTAL IT SERVICES		2,915,604,211

Professional Services - 0.8%
Human Resource & Employment Services - 0.4%
WageWorks, Inc. (a)	283,600	14,171,492
Research & Consulting Services - 0.4%
ICF International, Inc.	178,011	12,975,222

TOTAL PROFESSIONAL SERVICES		27,146,714

Software - 8.1%
Application Software - 8.0%
Adobe, Inc. (a)	162,869	44,121,212
Black Knight, Inc. (a)	1,016,500	57,625,385
Blue Prism Group PLC (a)(c)	678,600	15,614,145
Ceridian HCM Holding, Inc. (a)(c)	7,073	347,850
DocuSign, Inc. (a)	143,700	8,055,822
Intuit, Inc.	252,200	61,751,170
Lightspeed POS, Inc. (a)	28,000	561,409
Pivotal Software, Inc. (a)	1,079,000	21,472,100
SAP SE sponsored ADR	130,000	16,000,400
SS&C Technologies Holdings, Inc.	687,000	38,231,550
		263,781,043
Systems Software - 0.1%
Zoom Video Communications, Inc. Class A (c)	4,500	358,785
Zuora, Inc. (a)	312,500	4,371,875
		4,730,660

TOTAL SOFTWARE		268,511,703

TOTAL COMMON STOCKS
(Cost $1,809,557,225)		3,233,334,262

Money Market Funds - 3.6%
Fidelity Cash Central Fund 2.41% (d)	66,998,771	67,012,171
Fidelity Securities Lending Cash Central Fund 2.42% (d)(e)	52,581,453	52,586,711
TOTAL MONEY MARKET FUNDS
(Cost $119,598,569)		119,598,882
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $1,929,155,794)		3,352,933,144
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(32,681,155)
NET ASSETS - 100%		$3,320,251,989

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,859,823 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$429,586
Fidelity Securities Lending Cash Central Fund	84,135
Total	$513,721

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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